Unaudited Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Shareholders’ Equity
Ordinary shares, par value (in dollars per share)	$ 0.10	$ 0.10
Authorized shares (in shares)	315,000,000	315,000,000
Common stock, shares issued (in shares)	264,080,391	264,080,391	254,263,598
Common stock, shares outstanding (in shares)	250,632,002	252,582,036